Commitments and Contingencies - Summary of Future Payments of Commitments (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments [Line Items]
Transportation Commitment	$ 13	$ 14
WRB [Member]
Disclosure of commitments [Line Items]
Percent of ownership in joint operations	50.00%	50.00%